Leases - Financial position relating to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 11,583	$ 9,454	$ 7,373
Additions to right-of-use assets	5,700
Lease liabilities
Lease liabilities - current	3,509	3,476	2,218
Lease liabilities - non-current	7,956	6,181	5,101
Lease liabilities	11,465	9,657	7,319
Right-of-use assets Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,688	7,677	6,264
Lease equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	230	264	273
Right-of-use assets Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,664	$ 1,513	$ 836